Capital Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Capital Risk Management
Schedule of the total indebtedness to total assets ratio

	As of December 31,
	2017	2018
Derivative financial instruments—current asset	(577)	(4,615)
Derivative financial instruments—non-current asset	(6,038)	(5,116)
Borrowings—current liability	121,197	429,437
Borrowings—non-current liability	1,278,931	805,560
Derivative financial instruments—current liability	269	1,253
Derivative financial instruments—non-current liability	—	3,543

Total indebtedness	1,393,782	1,230,062

Total assets	2,528,263	2,488,638
Total indebtedness/total assets	55.1%	49.4%